SCHRODER
                               EM CORE PORTFOLIO






                               SEMI-ANNUAL REPORT
                               November 30, 1997
                                  (Unaudited)







                             Schroder Capital Funds









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SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                                    COMMON STOCK - 77.6%

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    ARGENTINA (3.7%)
                          3,200     Cresud SA ADR (a)
                                        CONSUMER NON-DURABLES                                           $ 62,800
                         3,300      Banco de Galicia y Buenos Aires SA de CV ADR
                                        FINANCE                                                           77,550
                         9,400      Quilmes Industrial SA ADR
                                        CONSUMER NON-DURABLES                                            122,200
                         7,700      Telefonica de Argentina SA ADR
                                        SERVICES                                                         254,582
                        11,100      YPF Sociedad Anonima, ADR
                                        ENERGY                                                           372,544
                                                                                                -----------------
                                                                                                         889,676
                                                                                                -----------------

                                    BOTSWANA (0.4%)
                        90,000      Sechaba Ord (a)
                                        CONSUMER NON-DURABLES                                             96,136
                                                                                                -----------------

                                    BRAZIL (11.6%)
                         7,800      Aracruz Celulose ADR
                                        SERVICES                                                         112,125
                        24,300      Centrais Electricas Brasileiras S/A-Eletrobras
                                        ENERGY                                                           596,912
                         5,800      Cia Ener De Minas Gerais ADR
                                        ENERGY                                                           282,332
                        11,200      Companhia Brasileira ADR
                                        SERVICES                                                         166,600
                        15,000      Comphania Vale do Rio Doce
                                        ENERGY                                                           269,081
                        17,700      Petrol Brasileiro - Petrobras
                                        ENERGY                                                           386,124
                         8,400      Telecomunicacoes Brasileiras SA Telebras ADR
                                        SERVICES                                                         876,750
                         4,600      Unibanco-Uniao Banco (a)
                                        FINANCE                                                          132,250
                                                                                                -----------------
                                                                                                       2,822,174
                                                                                                -----------------

                                    CHILE (4.4%)
                        10,200      Banco BHIF ADR
                                        FINANCE                                                          175,950


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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    CHILE (CONCLUDED)
                         9,700      Chilectra SA
                                        ENERGY                                                         $ 242,112
                         4,500      Compania Cervecerias Unidas SA
                                        CONSUMER NON-DURABLES                                            121,500
                        13,200      Compania de Telecomunicacion de Chile SA ADR
                                        SERVICES                                                         357,225
                         9,900      Distribucion y Servicio (a)
                                        SERVICES                                                         172,631
                                                                                                -----------------
                                                                                                       1,069,418
                                                                                                -----------------

                                    CHINA, PEOPLES REPUBLIC OF (1.5%)
                        10,500      China Steel Corp. GDS
                                        MATERIALS                                                        149,625
                         4,000      Huaneng Power International Inc. ADR (a)
                                        ENERGY                                                            88,000
                       220,000      Qingling Motors Co.
                                        SERVICES                                                         117,395
                                                                                                -----------------
                                                                                                         355,020
                                                                                                -----------------

                                    CZECH REPUBLIC (0.6%)
                         1,300      SPT Telekom AS (a)
                                        SERVICES                                                         136,959
                                                                                                -----------------

                                    EGYPT (0.9%)
                        11,200      Commercial International Bank GDR
                                        FINANCE                                                          228,200
                                                                                                -----------------

                                    GREECE (0.5%)
                         4,800      Hellenic Bottling Co. SA
                                        CONSUMER NON-DURABLES                                            113,070
                                                                                                -----------------

                                    HONG KONG (3.6%)
                       132,000      Anhui Expressway Co. Ltd.
                                        SERVICES                                                          21,515
                       244,000      Beijing Datang Power (a)
                                        MULTI-INDUSTRY                                                   112,842
                        52,000      Cheung Kong Infrastructure Holdings
                                        CAPITAL EQUIPMENT                                                121,082
                       204,000      China Resources Beijing (a)
                                        FINANCE                                                           95,663

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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    HONG KONG (CONCLUDED)
                        48,000      China Resources Enterprise, Ltd.
                                        FINANCE                                                        $ 103,385
                        40,000      Citic Pacific Ltd.
                                        FINANCE                                                          159,373
                        90,000      Cosco Pacific Ltd.
                                        FINANCE                                                           62,870
                        90,000      Guangnan Holdings
                                        CONSUMER NON-DURABLES                                             67,526
                       162,000      Guangshen Railway
                                        SERVICES                                                          34,578
                        46,000      New World Infrastructure (a)
                                        CAPITAL EQUIPMENT                                                 90,747
                                                                                                -----------------
                                                                                                         869,581
                                                                                                -----------------

                                    HUNGARY (2.2%)
                         2,600      Gedeon Richter
                                        CONSUMER NON-DURABLES                                            244,075
                         2,900      Matav RT ADR (a)
                                        SERVICES                                                          58,725
                         4,400      MOL Magyar Olaj GDR
                                        ENERGY                                                            92,400
                         4,600      OTP Bank GDR (a)
                                        FINANCE                                                          143,198
                                                                                                -----------------
                                                                                                         538,398
                                                                                                -----------------

                                    INDIA (5.9%)
                         7,500      BSES Ltd. GDR (a)
                                        ENERGY                                                           101,250
                        14,000      Grasim Industries Ltd. GDR
                                        MATERIALS                                                        119,099
                         8,000      Indian Hotels Company Ltd.
                                        SERVICES                                                         151,000
                        14,000      ITC
                                        MULTI-INDUSTRY                                                   220,500
                        17,500      Mahindra & Mahindra Ltd.
                                        CAPITAL EQUIPMENT                                                153,125
                         5,000      Ranbaxy Laboratories Ltd.
                                        MATERIALS                                                        115,000
                        22,400      Reliance Industries Ltd. (a)
                                        MATERIALS                                                        178,080

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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    INDIA (CONCLUDED)
                        13,000      State Bank of India
                                        FINANCE                                                        $ 166,725
                           550      Tata Electric Co. (b)
                                        ENERGY                                                           127,842
                         8,500      VSNL GDR (a)
                                        SERVICES                                                         104,125
                                                                                                -----------------
                                                                                                       1,436,746
                                                                                                -----------------

                                    INDONESIA (1.6%)
                        38,000      Astra
                                        CAPITAL EQUIPMENT                                                 19,794
                       105,000      London Sumatra Indonesia
                                        CONSUMER NON-DURABLES                                             94,277
                       335,000      PT Bank Internasional Indonesia
                                        FINANCE                                                           43,627
                        15,000      PT Gudang Garam
                                        CONSUMER NON-DURABLES                                             31,871
                         5,000      PT Indofoods Sukses Makmur
                                        CONSUMER NON-DURABLES                                              3,290
                        20,000      PT Indostat
                                        SERVICES                                                          45,374
                       198,000      PT Telekomunikasi Indonesia
                                        SERVICES                                                         145,209
                                                                                                -----------------
                                                                                                         383,442
                                                                                                -----------------

                                    ISRAEL (2.6%)
                       166,300      Bank Leumi Le-Israel
                                        SERVICES                                                         265,505
                         7,640      Teva Pharmaceutical Industries, Ltd. ADR
                                        MATERIALS                                                        378,180
                                                                                                -----------------
                                                                                                         643,685
                                                                                                -----------------

                                    KOREA, REPUBLIC OF (1.9%)
                         4,000      Kookmin Bank
                                        FINANCE                                                           21,479
                         3,000      Korea Electric Power Corp.
                                        ENERGY                                                            33,861
                        12,000      LG Electronics
                                        CONSUMER DURABLES                                                134,416
                         1,500      Pohang Iron & Steel Company Ltd.
                                        MATERIALS                                                         59,613

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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    KOREA, REPUBLIC OF (CONCLUDED)
                         2,500      Samsung Electronics Co.
                                        CONSUMER DURABLES                                               $ 90,688
                         5,500      Shinhan Bank
                                        FINANCE                                                           28,358
                           200      SK Telecom Co. Ltd.
                                        SERVICES                                                          66,099
                         3,500      Yukong Ltd.
                                        ENERGY                                                            33,519
                                                                                                -----------------
                                                                                                         468,033
                                                                                                -----------------

                                    MALAYSIA (0.3%)
                         8,000      Berjaya Sports Toto Berhad
                                        SERVICES                                                          17,531
                        30,000      Magnum Corp. Berhad
                                        SERVICES                                                          19,507
                        18,000      Malayan Banking Berhad
                                        FINANCE                                                           46,148
                                                                                                -----------------
                                                                                                          83,186
                                                                                                -----------------

                                    MEXICO (13.0%)
                        17,000      ALFA SA de CV
                                        MULTI-INDUSTRY                                                   127,958
                       146,000      Cemex SA de CV (a)
                                        MATERIALS                                                        629,486
                       267,000      Cifra SA de CV
                                        SERVICES                                                         515,106
                       245,000      Controladora Com Mexicana
                                        SERVICES                                                         266,171
                        25,000      Desc SA de C.V.
                                        MULTI-INDUSTRY                                                   236,892
                        48,000      Fomento Economico Mexicano SA de CV
                                        CONSUMER NON-DURABLES                                            397,539
                       113,000      Grupo Financiero Bancomer (a)
                                        FINANCE                                                           64,273
                        12,600      Telefonos de Mexico SA ADS
                                        SERVICES                                                         623,700
                         8,400      TV Azteca SA de C.V. (a)
                                        SERVICES                                                         173,775

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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    MEXICO (CONCLUDED)
                         6,000      Tubos de Acero de Mexico SA ADR (a)
                                        MATERIALS                                                      $ 132,750
                                                                                                -----------------
                                                                                                       3,167,650
                                                                                                -----------------

                                    PAKISTAN (0.5%)
                         4,000      Hub Power Co. Ltd. (a)
                                        ENERGY                                                           122,000
                                                                                                -----------------

                                    PERU (1.0%)
                         5,800      CPT Telefonica del Peru SA ADS
                                        SERVICES                                                         121,800
                         6,700      Credicorp Ltd.
                                        FINANCE                                                          122,275
                                                                                                -----------------
                                                                                                         244,075
                                                                                                -----------------

                                    PHILIPPINES (2.6%)
                       307,000      Ayala Land Inc. (a)
                                        SERVICES                                                         121,196
                       810,000      Belle Corp. (a)
                                        SERVICES                                                          39,070
                       350,000      Digital Telecommunications Philippines Inc. (a)
                                        SERVICES                                                          17,686
                        38,000      Manila Electric Company "B" Shares
                                        ENERGY                                                           132,012
                        12,000      Philippine Long Distance Telephone Co.
                                        SERVICES                                                         289,406
                       256,000      SM Prime Holdings
                                        SERVICES                                                          40,425
                                                                                                -----------------
                                                                                                         639,795
                                                                                                -----------------

                                    POLAND (2.2%)
                        35,000      Elektrim Spolka Akcyjna
                                        MULTI-INDUSTRY                                                   336,443
                         3,500      Wedel SA
                                        CONSUMER NON-DURABLES                                            193,950
                                                                                                -----------------
                                                                                                         530,393
                                                                                                -----------------

                                    RUSSIA (1.6%)
                         1,300      Lukoil Holding
                                        ENERGY                                                            99,060

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SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    RUSSIA (CONCLUDED)
                        12,660      Pliva DD GDR
                                        MATERIALS                                                      $ 192,116
                         4,550      Unified Energy Systems (a)
                                        CAPITAL EQUIPMENT                                                105,506
                                                                                                -----------------
                                                                                                         396,682
                                                                                                -----------------

                                    SINGAPORE (0.5%)
                        11,000      Asia Pulp & Paper Co. ADR
                                        MATERIALS                                                        119,625
                                                                                                -----------------

                                    SOUTH AFRICA (7.6%)
                         4,400      Anglo American Corporation of South Africa Ltd.
                                        FINANCE                                                          183,012
                         3,000      Anglo American Industrial
                                        MULTI-INDUSTRY                                                    79,069
                        25,000      Barlow, Ltd.
                                        MULTI-INDUSTRY                                                   237,311
                        30,000      Dimension Data Holdings Ltd. (a)
                                        FINANCE                                                          129,723
                        13,000      Ellerine Holdings Ltd.
                                        CONSUMER DURABLES                                                 90,477
                        15,000      Fedsure Holdings Ltd.
                                        FINANCE                                                          173,582
                        20,000      First National Bank Holdings Ltd.
                                        FINANCE                                                          168,846
                        17,000      Foodcorp Ltd.
                                        CONSUMER NON-DURABLES                                             84,711
                        31,800      Nampak Ltd .
                                        MATERIALS                                                        104,767
                        10,200      Rembrandt Group Ltd.
                                        MULTI-INDUSTRY                                                    78,234
                        19,600      Sasol Ltd.
                                        MULTI-INDUSTRY                                                   197,554
                         9,600      South African Breweries Ltd.
                                        MULTI-INDUSTRY                                                   235,231
                        15,000      South African Druggists Ltd.
                                        MATERIALS                                                         92,659
                                                                                                -----------------
                                                                                                       1,855,176
                                                                                                -----------------





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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF NOVEMBER 30, 1997 (UNAUDITED)

                    SHARES                                                                         VALUE US$
                    ------                                                                         ---------
                                    TAIWAN (4.6%)
                        26,000      Acer Inc. GDR (a)
                                        SERVICES                                                       $ 200,200
                        10,000      Asia Cement Corp. GDR
                                        MATERIALS                                                        116,750
                         7,500      Asustek Computer Inc. (a)
                                        CAPITAL EQUIPMENT                                                120,375
                        13,000      ROC Taiwan Fund
                                        FINANCE                                                          123,500
                        10,000      Silicon Precision Industries Co. (a)
                                        ENERGY                                                           137,000
                         2,500      Taiwan Fund Inc.
                                        FINANCE                                                           47,813
                        12,000      Taiwan Semiconductor Manufacturing Co. (a)
                                        ENERGY                                                           264,000
                         8,000      Teco Electric & Machinery GDR (a)
                                        MULTI-INDUSTRY                                                   108,480
                                                                                                -----------------
                                                                                                       1,118,118
                                                                                                -----------------

                                    THAILAND (0.8%)
                         7,000      Advanced Info Service Public Co. Ltd.
                                        SERVICES                                                          36,521
                        20,000      Electricity Generating Public Co. Ltd.
                                        SERVICES                                                          38,509
                        11,000      PTT Exploration and Production Public Co. Ltd.
                                        ENERGY                                                           121,888
                                                                                                -----------------
                                                                                                         196,918
                                                                                                -----------------

                                    VENEZUELA (1.5%)
                         9,000      Compania Anonima
                                        SERVICES                                                         355,500
                                                                                                -----------------

                                    Total Investments - 77.6% (cost $19,724,127)                      18,879,656

                                    Other Assets Less Liabilites - 22.4%                               5,460,816
                                                                                                -----------------

                                    Total Net Assets - 100.0%                                         24,340,472
                                                                                                =================


-------------------------------
(a) Non-income producing security
(b) Valued pursuant to methodology approved by the Board of Trustees. ADR - American Depository Receipts
GDR - Global Depository Receipts

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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
      Investments (Note 2)
         Investments at cost                                                                                $ 19,724,127
         Net unrealized appreciation (depreciation)                                                             (844,471)
                                                                                                     --------------------
                               Total Investments at value                                                     18,879,656

      Cash                                                                                                     5,950,618
      Organization costs, net of amortization (Note 2)                                                             5,895
      Receivable for dividends and interest                                                                       31,689
                                                                                                     --------------------

                               Total Assets                                                                   24,867,858
                                                                                                     --------------------

LIABILITIES:
      Payable for investments purchased                                                                          489,642
      Payable to investment adviser (Note 3)                                                                       8,278
      Payable to administrator (Note 3)                                                                            2,222
      Payable to subadministrator (Note 3)                                                                         1,666
      Accrued expenses                                                                                            25,578
                                                                                                     --------------------

                               Total Liabilities                                                                 527,386
                                                                                                     --------------------

                               Net Assets                                                                   $ 24,340,472
                                                                                                     ====================

COMPONENTS OF NET ASSETS:
      Investors' capital                                                                                    $ 25,184,974
      Net unrealized appreciation (depreciation) on investments                                                 (844,502)
                                                                                                     --------------------

                               Net Assets                                                                   $ 24,340,472
                                                                                                     ====================






    The accompanying notes are an integral part of the financial statements.

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
                                                                                                    FOR THE PERIOD
STATEMENT OF OPERATIONS                                                                            OCTOBER 30, 1997
                                                                                              (COMMEMCEMET OF OPERATION)
                                                                                               THROUGH NOVEMBER 30,1997
                                                                                                      (UNAUDITED)
                                                                                            --------------------------------
INVESTMENT INCOME:
     Interest income                                                                                                 78,681
     Dividend income (net of foreign withholding taxes of  $114)                                                    $ 9,381
                                                                                            --------------------------------
                              Total Investment Income                                                                88,062
                                                                                            --------------------------------

EXPENSES:
     Investment advisory ( Note 3)                                                                                   22,219
     Administration (Note 3)                                                                                          2,222
     Subadministration (Note 3)                                                                                       1,666
     Transfer agency (Note 3)                                                                                         1,067
     Custody                                                                                                          4,500
     Accounting (Note 3)                                                                                              5,323
     Audit                                                                                                            5,000
     Amortization of organization costs (Note 2)                                                                        105
     Legal                                                                                                            2,000
     Miscellaneous                                                                                                    2,075
                                                                                            --------------------------------
                              Total Expenses                                                                         46,177
     Fees waived (Note 6)                                                                                           (13,941)
                                                                                            --------------------------------
                              Net Expenses                                                                           32,236
                                                                                            --------------------------------

NET INVESTMENT INCOME (LOSS)                                                                                         55,826
                                                                                            --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS:
     Net realized gain (loss) on foreign currency transactions                                                       (5,678)
                                                                                            --------------------------------

     Net change in unrealized appreciation (depreciation) on investments                                           (844,471)
     Net change in unrealized appreciation (depreciation) on foreign currency
        transactions                 transactions                                                                       (31)
                                                                                            --------------------------------
                              Net change in unrealized appreciation (depreciation) on
                                   investments and foreign currency transactions                                   (844,502)
                                                                                            --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                                  (850,180)
                                                                                            --------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ (794,354)
                                                                                            ================================






    The accompanying notes are an integral part of the financial statements.

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

STATEMENT OF CHANGE IN NET ASSETS                                                         FOR THE PERIOD
                                                                                         OCTOBER 30, 1997
                                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                                    THROUGH NOVEMBER 30, 1997
                                                                                           (UNAUDITED)
                                                                                -----------------------------------

NET ASSETS, BEGINNING OF PERIOD                                                                                $ -
                                                                                -----------------------------------

OPERATIONS:
    Net investment income (loss)                                                                            55,826
    Net realized gain (loss) on foreign currency transactions                                               (5,678)
    Net change in unrealized appreciation (depreciation) on investments                                   (844,502)
                                                                                -----------------------------------
    Net increase (decrease) in net assets resulting from operations                                       (794,354)
                                                                                -----------------------------------


TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                                                       33,435,944
    Withdrawals                                                                                         (8,301,118)
                                                                                -----------------------------------
    Net increase (decrease) in net assets from
      transactions from investors' beneficial interest                                                  25,134,826
                                                                                -----------------------------------

    Net increase (decrease) in net assets                                                               24,340,472
                                                                                -----------------------------------

NET ASSETS, END OF PERIOD                                                                             $ 24,340,472
                                                                                ===================================






    The accompanying notes are an integral part of the financial statements.

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
FINANCIAL HIGHLIGHTS

Portfolio performance for the period:
                                                                FOR THE PERIOD OCTOBER 30, 1997
                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                   THROUGH NOVEMBER 30, 1997
                                                                          (UNAUDITED)
                                                             --------------------------------------
Ratio to Average Net Assets:
      Expenses including waiver of fees                                            1.45%(a)
      Expenses excluding waiver of fees                                            2.08%(a)
      Net investment income including waiver of fees                               2.51%(a)

Average Commission Rate Per Share (b)                                             $0.0084
Portfolio Turnover Rate                                                            0.00%


---------------------------------------------------

(a)    Annualized
(b) Amount represents the average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.







    The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has six investment portfolios. Included in this report is Schroder EM Core Portfolio (the "Portfolio"), a non-diversified portfolio that commenced operations on October 30, 1997. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolio:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees.


SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

EXPENSE ALLOCATION - Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

ORGANIZATIONAL COSTS - Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

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SCHRODER EM CORE PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI"), is the investment adviser. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.00% of the average daily net assets of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR - The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("Forum"). For its services, Schroder Advisors and Forum are entitled to receive compensation at annual rates, payable monthly, of 0.10% and 0.075%, respectively of the average daily net assets of the Portfolio.

TRANSFER AGENT - Forum Financial Corp.(R) ("FFC") serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

OTHER SERVICE PROVIDERS - FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased (excluding short-term investments) for the period ended November 30, 1997 was $19,724,127.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1997 was $19,724,127 and the net unrealized depreciation of investment securities was $844,471. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $363,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,208,344.

NOTE 5.  FEDERAL TAXES

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

NOTE 6.  WAIVER OF FEES
SCMI voluntarily has waived a portion of its advisory fee so that the Portfolio total expenses would not exceed 1.45% of the Portfolio's average net assets. Schroder Advisors, Forum and FFC may waive voluntarily all or a portion of their fees from time to time. For the period ended November 30, 1997, SCMI waived fees of $13,941.

TRUSTEES
Hermann C. Schwab
Peter E. Guernesey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Sharon L. Haugh
Peter S. Knight

OFFICERS
Hermann C. Schwab
     Chairman of the Board
Mark J. Smith
     President
Mark Astley
     Vice President
Robert G. Davy
     Vice President
Margaret H. Douglas-Hamilton
     Vice President
Richard Foulkes
     Vice President
John Y. Keffer
     Vice President
Jane Lucas
     Vice President
Catherine A. Mazza
     Vice President
Michael Perelstein
     Vice President
Fariba Talebi
     Vice President
John A. Troiano
     Vice President
Ira L. Unschuld
     Vice President
Alexandra Poe
     Vice President
     Secretary
Fergal Cassidy
     Treasurer

                               INVESTMENT ADVISER
                 Schroder Capital Management International Inc.
                               787 Seventh Avenue
                            New york, New York 10019


                          ADMINISTRATOR & DISTRIBUTOR
                          Schroder Fund Advisors Inc.
                               787 Seventh Avenue
                            New York, New York 10019


                                   CUSTODIAN
                            The Chase Manhatten Bank
                            Global Custody Division
                         Woolgate House, Coleman Street
                        London EC2P 2HD, United Kingdom


                                 TRANSFER AGENT
                           Forum Financial Corp. (R)
                              Two Portland Square
                             Portland, Maine 04101


                                    COUNSEL
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110


                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                          Boston, Massachusetts 02109



This report is for the information of the shareholders of the Schroder Global Growth Portfolio. Its use in connection with any offering of the Portfolio's shares is authorized only in case of a concurrent or prior delivery of the Portfolio's current prospectus.